Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Summary of quantitative information about right-of-use assets

	Right of use assets						Lease Liabilities
	Land	Buildings land improvements	Machinery and equipment	Vehicles	Other assets	Total
At January 1, 2019	—	56.8	0.1	0.6	0.1	57.6	57.6

Additions	4.0	13.5	—	0.3	0.3	18.1	18.1
Depreciation expense	(1.1)	(8.6)	(0.1)	(0.5)	(0.1)	(10.4)	—
Disposals	—	(17.3)	—	—	—	(17.3)	(17.3)
Interest expense	—	—	—	—	—	—	6.0
Payments	—	—	—	—	—	—	(11.8)
Translation adjustments	—	—	—	—	—	—	(4.6)
Assets and liabilities held for sale	(2.9)	(7.2)	—	(0.1)	—	(10.2)	(9.4)

At December 31, 2019	—	37.2	—	0.3	0.3	37.8	38.6

Additions	1.2	25.6	—	1.0	—	27.8	27.8
Additions - business combination	—	1.6	—	—	—	1.6	1.6
Depreciation expense	(1.1)	(9.6)	—	(0.5)	(0.1)	(11.3)	—
Disposals	(1.2)	(2.2)	—	(0.2)	(0.2)	(3.8)	(3.8)
Interest expense	—	—	—	—	—	—	2.8
Payments	—	—	—	—	—	—	(9.0)
Translation adjustments	—	—	—	—	—	—	(2.7)
Assets and liabilities held for sale	2.9	7.2	—	0.1	—	10.2	9.4

At December 31, 2020	1.8	59.8	—	0.7	—	62.3	64.7

Current portion							11.4
Non-current portion							53.3

Summary of Useful lives for the Depreciation of Right-Of-Use-Assets
The Company applied the following useful lives for the depreciation of right-of-use
assets:

Class of assets	Estimatated life
Land	3 to 21 years
Buildings land improvements	2 to 16 years
Machinery and equipment	3 years
Vehicles	1 to 5 years
Other assets	4 years

Summary of weighted average rates of discount leases
The following discount rates were applied to lease contracts based on the weighted average nominal rate considering the remaining contracts term by year:

Deadline of the contract and discount rate
Deadline of the contract	Rate%(p.y)
1 year	3.28
2 years	3.95
3 years	4.68
4 years	5.47
After 4 years	6.91